Fair Value Measurements - Fair Value Net Derivative Asset Liability Measured On Recurring Basis Un 0observable Input Reconciliation (Detail) - Convertible Promissory Notes [Member] - USD ($)							3 Months Ended			9 Months Ended
	Aug. 31, 2023	Jun. 02, 2023	May 19, 2023	Apr. 27, 2023	Mar. 29, 2023	Jan. 26, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Borrowings	$ 300,000	$ 713,527	$ 234,869	$ 225,001	$ 725,555	$ 175,000				$ 2,373,952
Ending Balance							$ 1,653,337			1,653,337
Fair Value, Inputs, Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance							1,426,670	$ 612,942	$ 0	0
Borrowings							300,000	1,173,397	900,555
Proceeds received in excess of initial fair value of convertible promissory notes							(95,543)	(375,050)	(288,221)
Change in fair value							22,210	15,381	608
Ending Balance							$ 1,653,337	$ 1,426,670	$ 612,942	$ 1,653,337